Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
Advances to third parties	11,395	56,815
IPO fee	13,207	-
Advances to employees	1,696	13,089
Prepaid rental fees	2,722	3,814
School deposits	9,034	13,276
Deposits for financing arrangements	3,451	3,250
Low-value consumables	1,469	1,625
Others	2,408	1,385
Prepaid expenses and other current assets	45,382	93,254